Financial Instruments (Schedule Of Estimated Fair Value Of Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt including current portion, Carrying amount	¥ 4,059,104	¥ 3,909,024
Long-term debt including current portion, Fair value	¥ 4,200,707	¥ 4,108,377